Leases - Summary of Future Minimum Lease Payments under Non-Cancellable Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	R$ 56,202	R$ 53,171
Locomotives [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	1,695	2,346
Railcars [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	38,449	47,120
Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	16,058	R$ 3,705
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	10,358
Up to 1 year [member] | Locomotives [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	565
Up to 1 year [member] | Railcars [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	6,758
Up to 1 year [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	3,035
Between one and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	35,136
Between one and five years [member] | Locomotives [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	1,130
Between one and five years [member] | Railcars [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	25,996
Between one and five years [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	8,010
More than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	10,708
More than five years [member] | Railcars [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	5,695
More than five years [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancellable leases	R$ 5,013